CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 747	$ 6,779	$ (13,454)
Adjustments to reconcile net loss to net cash used in operating activities (Appendix)	226	(8,542)	9,626
Net cash provided by (used in) continuing operating activities	973	(1,763)	(3,828)
Cash flows from investing activities:
Proceeds from maturity and sales of marketable debt securities and certificates of deposits			800
Proceeds from disposal of property and equipment			48
Cash from sale of WLAN operation		7,700
Purchase of property and equipment	(9)		(15)
Net cash provided by (used in) investing activities	(9)	7,700	833
Cash flows from financing activities:
Proceeds from issuance of shares and exercise of options, net		162	21
Proceeds from issuance of warrants to issue shares		35	123
Loan received, net of issuance costs			1,958
Repayment of loan		(4,050)	(2,000)
Net cash provided by (used in) financing activities		(3,853)	102
Increase (decrease) in cash and cash equivalents	964	2,084	(2,893)
Cash and cash equivalents at beginning of year	4,357	2,273	5,166
Cash and cash equivalents at end of year	5,321	4,357	2,273
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	21	48	1,160
Amortization of marketable debt securities and deposit premium and accretion of discount			(1)
Amortization of deferred charges and loan discount and increase in the face value of the loan			2,305
Increase in warrants to issue shares		83	706
Write off of short term loan		(50)
Increase (decrease) in accrued severance pay, net	15	(1,523)	(634)
Employee stock-based compensation		(52)	483
Capital gain from selling of operation		(6,907)
Decrease (increase) in assets:
Trade accounts receivable	53	6	2,054
Other receivables and prepaid expenses	328	(374)	1,050
Inventories	(40)	414	1,440
Increase (decrease) in liabilities:
Trade accounts payable	(72)	138	803
Other payables and accrued expenses	(79)	(325)	260
Adjustments to reconcile net loss to net cash used in operating activities	$ 226	$ (8,542)	$ 9,626